Amount Due to a Shareholder	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Amount Due to a Shareholder
20.	AMOUNT DUE TO A SHAREHOLDER
The amount is unsecured, interest free and repayable on demand.